19. PROPERTY, PLANT AND EQUIPMENT (Details Narrative)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Average annual depreciation rate	3.13%	3.72%	3.14%